CEO Departure - Additional Information (Detail) - Release Agreement - Chief Executive Officer $ in Thousands	12 Months Ended
Apr. 29, 2017 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Cash payment under release agreement	$ 4,826
Expense relating to the equity awards	1,933
Selling and Administrative Expenses
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Net charge related to the cash payment under release agreement	$ 2,892